INVESTMENTS IN UNCONSOLIDATED COMPANIES (Details) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	3,049	3,516
Investment	548	805
Equity in earnings of unconsolidated companies, net	308	(9)	474
Investments in unconsolidated companies	3,597	4,321
Equity in earnings (losses)	308	(9)
Banco Bpi S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Total	19.04%
Voting	19.04%
Stockholders’ equity	4,091
Equity Method Investments	779	1,018
Net income (loss)	336
Equity Method Investment, Quoted Market Value	524	903
Equity in earnings of unconsolidated companies, net	64	(280)	148
Equity in earnings (losses)		474
Porto Seguro Itao Unibanco Participacoes [Member]
Schedule of Equity Method Investments [Line Items]
Total	42.93%
Voting	42.93%
Stockholders’ equity	2,602
Equity Method Investments	2,013	1,909
Net income (loss)	242
Equity Method Investment, Quoted Market Value	2,782	1,985
Equity in earnings of unconsolidated companies, net	104	36
Itau Xl Seguros Corporativos S.A [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		123
Equity in earnings of unconsolidated companies, net	9	22	7
Redecard S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of unconsolidated companies, net		147	278
Equity Method Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	257	466
Equity in earnings of unconsolidated companies, net	131	66	41